General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expense [Abstract]
General and administrative expenses

General and administrative expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Employee benefits:
Salaries	~~W~~	2,478,136	2,515,492	2,668,224
Severance benefits:
Defined contribution		20,203	22,007	21,040
Defined benefit		165,706	181,703	173,080
Termination benefits		105,031	106,833	285,158

		2,769,076	2,826,035	3,147,502
Rent		350,718	340,504	336,124
Entertainment		33,339	31,409	29,039
Depreciation		193,927	177,405	173,541
Amortization		75,060	74,222	66,860
Taxes and dues		195,729	164,177	165,689
Advertising		255,656	292,552	271,819
Research		13,442	14,070	14,093
Others		588,121	588,201	606,531

	~~W~~	4,475,068	4,508,575	4,811,198